Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Financial Liabilities Portfolio (Details) - Level 3 £m - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 135	£ 165
Losses (gains) recognised in the income statement within other income	(2)	(6)
Redemptions	(9)	(14)
Balance at end of period	124	145
Financial liabilities at fair value through profit or loss £m
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	17	22
Losses (gains) recognised in the income statement within other income	1	(2)
Redemptions	(1)	(2)
Balance at end of period	17	18
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	1	(2)
Derivative liabilities £m
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	118	143
Losses (gains) recognised in the income statement within other income	(3)	(4)
Redemptions	(8)	(12)
Balance at end of period	107	127
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	(2)	(3)
Total financial liabilities carried at fair value £m
Reconciliation of changes in fair value measurement, liabilities [abstract]
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	£ (1)	£ (5)